UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: Vanguard Fenway Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (5.8%)
Home Depot Inc.	3,847,400	403,862
McDonald's Corp.	1,825,005	171,003
WPP plc	5,432,619	112,953
Thomson Reuters Corp.	2,503,570	100,994
Omnicom Group Inc.	631,000	48,884
Best Buy Co. Inc.	1,122,300	43,747
H&R Block Inc.	1,233,700	41,551
Cablevision Systems Corp. Class A	1,859,900	38,388
Las Vegas Sands Corp.	566,700	32,959
Carnival Corp.	725,300	32,878
Kohl's Corp.	325,400	19,862
Staples Inc.	1,080,200	19,573
Ford Motor Co.	739,800	11,467
Leggett & Platt Inc.	193,000	8,224
Autoliv Inc.	51,900	5,508
Cato Corp. Class A	12,900	544
		1,092,397
Consumer Staples (12.2%)
Wal-Mart Stores Inc.	3,313,792	284,589
Procter & Gamble Co.	3,009,440	274,130
Kraft Foods Group Inc.	4,148,470	259,943
Philip Morris International Inc.	3,033,545	247,082
Coca-Cola Co.	4,426,864	186,902
Altria Group Inc.	3,539,975	174,415
PepsiCo Inc.	1,645,190	155,569
Unilever NV	3,213,220	125,444
Diageo plc ADR	898,000	102,453
Anheuser-Busch InBev NV ADR	900,360	101,128
Kimberly-Clark Corp.	814,688	94,129
British American Tobacco plc	1,414,747	76,667
Sysco Corp.	1,587,360	63,002
Dr Pepper Snapple Group Inc.	643,700	46,140
ConAgra Foods Inc.	1,199,800	43,529
Reynolds American Inc.	468,700	30,123
Ingredion Inc.	147,000	12,472
Clorox Co.	84,300	8,785
Vector Group Ltd.	248,590	5,297
		2,291,799
Energy (10.2%)
Exxon Mobil Corp.	6,290,010	581,511
Chevron Corp.	4,228,270	474,327
ConocoPhillips	2,822,620	194,930
Suncor Energy Inc.	6,043,310	192,056
Occidental Petroleum Corp.	1,578,830	127,269
Enbridge Inc.	2,387,700	122,752
Royal Dutch Shell plc Class B	2,207,213	76,262
ONEOK Inc.	776,300	38,652
Targa Resources Corp.	338,700	35,919

Kinder Morgan Inc.	412,000	17,432
Ensco plc Class A	498,400	14,927
Marathon Oil Corp.	430,100	12,168
Western Refining Inc.	276,900	10,461
Delek US Holdings Inc.	125,800	3,432
PBF Energy Inc. Class A	126,900	3,381
Paragon Offshore plc	1,203,620	3,334
^ CVR Energy Inc.	20,900	809
		1,909,622
Financials (16.1%)
Wells Fargo & Co.	13,366,240	732,737
JPMorgan Chase & Co.	9,440,530	590,788
Marsh & McLennan Cos. Inc.	7,068,970	404,628
PNC Financial Services Group Inc.	2,654,092	242,133
BlackRock Inc.	598,630	214,046
ACE Ltd.	1,454,340	167,075
MetLife Inc.	2,580,300	139,568
M&T Bank Corp.	956,090	120,104
US Bancorp	2,370,740	106,565
Travelers Cos. Inc.	582,000	61,605
Navient Corp.	1,994,700	43,105
Axis Capital Holdings Ltd.	736,000	37,602
PartnerRe Ltd.	314,400	35,883
Validus Holdings Ltd.	841,800	34,985
Lazard Ltd. Class A	658,700	32,955
Invesco Ltd.	649,700	25,676
Iron Mountain Inc.	375,276	14,508
Janus Capital Group Inc.	409,600	6,607
Capitol Federal Financial Inc.	508,000	6,492
Home Loan Servicing Solutions Ltd.	282,600	5,516
Fifth Third Bancorp	143,300	2,920
First Commonwealth Financial Corp.	267,000	2,462
		3,027,960
Health Care (12.2%)
Johnson & Johnson	6,059,145	633,605
Merck & Co. Inc.	8,285,424	470,529
Pfizer Inc.	12,106,644	377,122
Bristol-Myers Squibb Co.	3,123,732	184,394
Roche Holding AG	587,599	159,205
Eli Lilly & Co.	2,242,849	154,734
AbbVie Inc.	1,664,300	108,912
AstraZeneca plc ADR	1,464,949	103,103
Baxter International Inc.	1,320,950	96,813
Quest Diagnostics Inc.	163,200	10,944
PDL BioPharma Inc.	250,700	1,933
		2,301,294
Industrials (11.6%)
General Electric Co.	14,396,052	363,788
United Technologies Corp.	2,636,880	303,241
Eaton Corp. plc	3,996,510	271,603
3M Co.	1,639,730	269,440
United Parcel Service Inc. Class B	1,408,330	156,564
Waste Management Inc.	2,755,790	141,427
Lockheed Martin Corp.	575,120	110,751
Illinois Tool Works Inc.	1,088,370	103,069
Caterpillar Inc.	1,034,300	94,669

Boeing Co.	710,800	92,390
Schneider Electric SE	1,072,513	78,111
General Dynamics Corp.	483,600	66,553
Pitney Bowes Inc.	1,495,100	36,436
Stanley Black & Decker Inc.	374,400	35,972
Norfolk Southern Corp.	263,400	28,871
PACCAR Inc.	285,800	19,437
CH Robinson Worldwide Inc.	134,800	10,095
GATX Corp.	85,900	4,943
Emerson Electric Co.	32,700	2,019
Matson Inc.	30,000	1,036
Aircastle Ltd.	39,600	846
		2,191,261
Information Technology (14.4%)
Microsoft Corp.	14,678,819	681,831
Apple Inc.	4,230,900	467,007
Intel Corp.	11,534,950	418,603
Cisco Systems Inc.	11,936,380	332,010
Analog Devices Inc.	4,001,060	222,139
Symantec Corp.	5,159,200	132,359
Texas Instruments Inc.	2,081,100	111,266
Maxim Integrated Products Inc.	2,981,517	95,021
Broadridge Financial Solutions Inc.	839,500	38,768
Cypress Semiconductor Corp.	2,643,800	37,754
Harris Corp.	491,200	35,278
Western Union Co.	1,925,900	34,493
Lexmark International Inc. Class A	809,700	33,416
Computer Sciences Corp.	466,700	29,426
Seagate Technology plc	303,900	20,209
Diebold Inc.	286,300	9,918
EarthLink Holdings Corp.	120,300	528
		2,700,026
Materials (3.3%)
EI du Pont de Nemours & Co.	1,621,717	119,910
Dow Chemical Co.	2,582,520	117,789
Akzo Nobel NV	1,490,371	103,119
Nucor Corp.	1,713,310	84,038
LyondellBasell Industries NV Class A	755,800	60,003
International Paper Co.	763,800	40,924
Avery Dennison Corp.	763,000	39,584
Huntsman Corp.	1,584,200	36,088
Bemis Co. Inc.	91,000	4,114
Scotts Miracle-Gro Co. Class A	62,700	3,908
Innophos Holdings Inc.	64,200	3,753
Sonoco Products Co.	63,900	2,792
		616,022
Other (0.4%)
2 Vanguard High Dividend Yield ETF	1,047,950	72,047

Telecommunication Services (4.4%)
Verizon Communications Inc.	11,203,886	524,118
BCE Inc.	2,714,800	124,500
AT&T Inc.	3,325,297	111,697
CenturyLink Inc.	1,207,200	47,781
Frontier Communications Corp.	2,275,300	15,176
		823,272

Utilities (6.7%)
UGI Corp.	5,056,990	192,064
National Grid plc	12,004,247	170,332
Northeast Utilities	2,769,090	148,202
Xcel Energy Inc.	3,958,990	142,207
NextEra Energy Inc.	1,009,416	107,291
Exelon Corp.	1,523,500	56,491
American Electric Power Co. Inc.	914,800	55,547
Southern Co.	1,130,900	55,539
Edison International	764,300	50,046
Entergy Corp.	546,200	47,782
PG&E Corp.	887,100	47,229
Consolidated Edison Inc.	634,900	41,910
Vectren Corp.	792,200	36,623
Public Service Enterprise Group Inc.	702,000	29,070
Atmos Energy Corp.	374,300	20,863
New Jersey Resources Corp.	200,000	12,240
Pinnacle West Capital Corp.	160,300	10,950
FirstEnergy Corp.	272,000	10,605
Duke Energy Corp.	89,600	7,485
WGL Holdings Inc.	132,800	7,254
AGL Resources Inc.	82,200	4,481
Empire District Electric Co.	118,414	3,522
Portland General Electric Co.	34,800	1,316
1,259,049
Total Common Stocks (Cost $13,862,449)	18,284,749
Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (1.3%)
[3,4] Vanguard Market Liquidity Fund	0.126%	248,430,038	248,430

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (0.7%)
Goldman Sachs & Co. (Dated 12/31/14,
Repurchase Value $121,801,000,
collateralized by Federal Home Loan Bank
2.000%, 10/9/24, and Federal Home Loan
Mortgage Corp. 1.570%, 1/8/20, with a
value of $124,236,000)	0.080%	1/2/15	121,800	121,800

U.S. Government and Agency Obligations (0.7%)
[5,6] Fannie Mae Discount Notes	0.130%	4/27/15	200	200
7	Federal Home Loan Bank Discount Notes	0.075%	1/21/15	50,000	49,998
7	Federal Home Loan Bank Discount Notes	0.110%	1/23/15	68,333	68,330
[6,7] Federal Home Loan Bank Discount Notes	0.060%	2/3/15	8,600	8,599
[6,7] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	5,000	5,000
[6,7] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	3,600	3,599
135,726
Total Temporary Cash Investments (Cost $505,954)	505,956
Total Investments (100.0%) (Cost $14,368,403)	18,790,705
Other Assets and Liabilities-Net (0.0%)[4]	3,533
Net Assets (100%)	18,794,238
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $735,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $760,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $11,498,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

Equity Income Fund

amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,508,100	776,649	—
Temporary Cash Investments	248,430	257,526	—
Futures Contracts—Liabilities[1]	(3,125)	—	—
Total	17,753,405	1,034,175	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Equity Income Fund

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2015	404	207,293	8,485
E-mini S&P 500 Index	March 2015	539	55,312	(527)
				7,958

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2014, the cost of investment securities for tax purposes was $14,368,528,000. Net unrealized appreciation of investment securities for tax purposes was $4,422,177,000, consisting of unrealized gains of $4,516,987,000 on securities that had risen in value since their purchase and $94,810,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (92.9%)
Consumer Discretionary (11.1%)
L Brands Inc.	1,613,220	139,624
* CarMax Inc.	1,721,400	114,611
TJX Cos. Inc.	1,425,000	97,726
Walt Disney Co.	815,000	76,765
Carnival Corp.	1,562,700	70,837
^ Sony Corp. ADR	3,450,000	70,621
* DIRECTV	734,488	63,680
Ross Stores Inc.	495,500	46,706
Whirlpool Corp.	205,000	39,717
* Bed Bath & Beyond Inc.	337,491	25,707
Gildan Activewear Inc. Class A	392,450	22,193
VF Corp.	223,380	16,731
* Urban Outfitters Inc.	401,900	14,119
Time Warner Cable Inc.	49,756	7,566
* Amazon.com Inc.	9,800	3,041
Las Vegas Sands Corp.	35,000	2,036
		811,680
Consumer Staples (0.8%)
CVS Health Corp.	327,377	31,530
PepsiCo Inc.	300,000	28,368
		59,898
Energy (2.0%)
Schlumberger Ltd.	507,100	43,311
^ Transocean Ltd.	1,989,400	36,466
EOG Resources Inc.	203,000	18,690
National Oilwell Varco Inc.	263,200	17,248
Cabot Oil & Gas Corp.	391,000	11,578
Noble Energy Inc.	154,000	7,304
* Cameron International Corp.	113,000	5,644
* Southwestern Energy Co.	159,300	4,347
Exxon Mobil Corp.	46,012	4,254
Encana Corp.	60,000	832
Petroleo Brasileiro SA ADR Type A	75,000	569
Petroleo Brasileiro SA ADR	30,000	219
Frank's International NV	10,000	166
		150,628
Financials (6.2%)
Marsh & McLennan Cos. Inc.	2,713,875	155,342
Charles Schwab Corp.	3,799,511	114,707
Wells Fargo & Co.	1,107,000	60,686
Chubb Corp.	362,200	37,477
Willis Group Holdings plc	415,200	18,605
Progressive Corp.	604,800	16,324
CME Group Inc.	159,700	14,157
Comerica Inc.	301,000	14,099
US Bancorp	309,000	13,890
American Express Co.	76,000	7,071

Discover Financial Services	39,000	2,554
		454,912
Health Care (27.6%)
Amgen Inc.	2,424,836	386,252
* Biogen Idec Inc.	861,400	292,402
Roche Holding AG	1,071,606	290,343
Eli Lilly & Co.	4,044,800	279,051
Johnson & Johnson	1,646,650	172,190
Novartis AG ADR	1,612,605	149,424
Medtronic Inc.	1,382,250	99,798
Abbott Laboratories	1,686,400	75,922
AbbVie Inc.	831,800	54,433
Thermo Fisher Scientific Inc.	373,600	46,808
* Boston Scientific Corp.	3,427,200	45,410
* Illumina Inc.	163,900	30,253
* Waters Corp.	240,654	27,127
GlaxoSmithKline plc ADR	600,000	25,644
Sanofi ADR	541,000	24,675
Agilent Technologies Inc.	382,600	15,664
Stryker Corp.	45,500	4,292
* Cerner Corp.	10,000	647
		2,020,335
Industrials (16.9%)
Southwest Airlines Co.	8,926,525	377,771
United Parcel Service Inc. Class B	827,500	91,993
Honeywell International Inc.	872,200	87,150
FedEx Corp.	488,175	84,776
* United Continental Holdings Inc.	1,018,000	68,094
Airbus Group NV	1,356,850	67,080
Delta Air Lines Inc.	1,026,000	50,469
Boeing Co.	369,800	48,067
Union Pacific Corp.	276,300	32,916
Rockwell Automation Inc.	294,200	32,715
Caterpillar Inc.	336,000	30,754
Pentair plc	435,981	28,958
CH Robinson Worldwide Inc.	372,600	27,904
* Jacobs Engineering Group Inc.	571,700	25,549
Norfolk Southern Corp.	208,150	22,815
CSX Corp.	586,700	21,256
* Hertz Global Holdings Inc.	820,000	20,451
Safran SA	315,000	19,434
^ Ritchie Bros Auctioneers Inc.	618,300	16,626
* AECOM Technology Corp.	495,000	15,033
United Technologies Corp.	120,000	13,800
American Airlines Group Inc.	227,300	12,190
IDEX Corp.	139,000	10,820
Republic Services Inc. Class A	266,935	10,744
Expeditors International of Washington Inc.	230,000	10,260
TransDigm Group Inc.	25,000	4,909
Deere & Co.	45,000	3,981
Canadian Pacific Railway Ltd.	12,530	2,414
* Kirby Corp.	16,000	1,292
Chicago Bridge & Iron Co. NV	24,500	1,029
		1,241,250
Information Technology (24.8%)
Texas Instruments Inc.	3,845,800	205,616

Microsoft Corp.	2,889,200	134,203
SanDisk Corp.	1,218,216	119,361
Hewlett-Packard Co.	2,696,500	108,211
* Flextronics International Ltd.	8,851,200	98,956
Intel Corp.	2,716,700	98,589
* Google Inc. Class A	184,172	97,733
* Google Inc. Class C	184,172	96,948
EMC Corp.	3,056,100	90,888
Intuit Inc.	918,500	84,676
QUALCOMM Inc.	900,330	66,921
Cisco Systems Inc.	2,087,600	58,067
Telefonaktiebolaget LM Ericsson ADR	4,509,300	54,562
ASML Holding NV	485,000	52,298
KLA-Tencor Corp.	725,000	50,982
* eBay Inc.	719,900	40,401
* Adobe Systems Inc.	498,000	36,205
Corning Inc.	1,425,000	32,675
Applied Materials Inc.	1,240,000	30,901
NVIDIA Corp.	1,520,000	30,476
Oracle Corp.	666,000	29,950
Visa Inc. Class A	113,585	29,782
* Electronic Arts Inc.	520,000	24,448
Altera Corp.	643,200	23,760
Symantec Corp.	895,300	22,969
Analog Devices Inc.	347,400	19,288
* BlackBerry Ltd.	1,527,100	16,768
Apple Inc.	137,550	15,183
Activision Blizzard Inc.	650,000	13,097
* Keysight Technologies Inc.	365,300	12,336
MasterCard Inc. Class A	83,000	7,151
* Alibaba Group Holding Ltd. ADR	55,000	5,717
NetApp Inc.	55,900	2,317
Broadcom Corp. Class A	47,500	2,058
* Micron Technology Inc.	12,000	420
* VMware Inc. Class A	3,000	248
Motorola Solutions Inc.	2,750	184
		1,814,345
Materials (3.5%)
Monsanto Co.	861,350	102,905
Potash Corp. of Saskatchewan Inc.	929,976	32,847
Praxair Inc.	229,700	29,760
EI du Pont de Nemours & Co.	275,000	20,333
Celanese Corp. Class A	292,000	17,508
Dow Chemical Co.	350,000	15,963
Cabot Corp.	300,000	13,158
LyondellBasell Industries NV Class A	102,400	8,130
Greif Inc. Class A	125,400	5,923
* Crown Holdings Inc.	100,000	5,090
Greif Inc. Class B	37,000	1,823
		253,440
Telecommunication Services (0.0%)
* Sprint Corp.	650,000	2,697

Total Common Stocks (Cost $3,492,121)		6,809,185

	Coupon
Temporary Cash Investment (7.5%)
Money Market Fund (7.5%)
[1,2] Vanguard Market Liquidity Fund (Cost
$544,608)	0.126%	544,607,713	544,608
Total Investments (100.4%) (Cost $4,036,729)			7,353,793
Other Assets and Liabilities-Net (-0.4%)[2]			(25,698)
Net Assets (100%)			7,328,095

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,754,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $21,847,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

PRIMECAP Core Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,432,328	376,857	—
Temporary Cash Investments	544,608	—	—
Total	6,976,936	376,857	—

D. At December 31, 2014, the cost of investment securities for tax purposes was $4,036,729,000. Net unrealized appreciation of investment securities for tax purposes was $3,317,064,000, consisting of unrealized gains of $3,427,431,000 on securities that had risen in value since their purchase and $110,367,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.